CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Series A Tranche I	Series A Tranche I I	New Amsterdam Pharma Shareholders	Frazier Lifesciences Acquisition Corporation Shareholders	P I P E Financing	Amgen M T P C Shareholders	Issued capital [member]	Issued capital [member] Series A Tranche I	Issued capital [member] Series A Tranche I I	Issued capital [member] New Amsterdam Pharma Shareholders	Issued capital [member] Frazier Lifesciences Acquisition Corporation Shareholders	Issued capital [member] P I P E Financing	Issued capital [member] Amgen M T P C Shareholders	Share premium [member]	Share premium [member] Series A Tranche I	Share premium [member] Series A Tranche I I	Share premium [member] New Amsterdam Pharma Shareholders	Share premium [member] Frazier Lifesciences Acquisition Corporation Shareholders	Share premium [member] P I P E Financing	Share premium [member] Amgen M T P C Shareholders	Other reserves [member]	Retained earnings [member]
Opening balance at Dec. 31, 2019	€ 2,172							€ 25							€ 2,475								€ (328)
Issuance of non-voting shares								25							(25)
Total profit or loss and comprehensive loss for the year	(5,749)																						(5,749)
Ending balance at Dec. 31, 2020	(3,577)							50							2,450								(6,077)
Conversion of convertible debt	11,667							11							11,656
Equity contribution		€ 69,000							€ 49							€ 68,951
Issuance of non-voting shares	709							3							706
Share based compensation	591																					€ 591
Total profit or loss and comprehensive loss for the year	(28,599)																						(28,599)
Ending balance at Dec. 31, 2021	49,791							113							83,763							591	(34,676)
Elimination of old shares				€ (163,556)							€ (170)							€ (163,386)
Equity contribution			€ 79,680	€ 163,556	€ 126,666	€ 228,343	€ 83,160			€ 57	€ 4,351	€ 1,582	€ 2,815	€ 1,039			€ 79,623	€ 159,205	€ 125,084	€ 225,528	€ 82,121
Transaction costs on issue of shares	(2,534)														(2,534)
Earnout obligation upon Closing (NewAmsterdam Pharma shareholders)	(6,633)																						(6,633)
Share based compensation	4,100																					4,100
Total profit or loss and comprehensive loss for the year	(78,052)																						(78,052)
Ending balance at Dec. 31, 2022	€ 484,521							€ 9,787							€ 589,404							€ 4,691	€ (119,361)